UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
July 23, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 97
Form 13F Information Table Value Total: $3,828,597 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- --------- ------ ------- ------
3M Company                     COM        88579Y101    88414 1018711 SH        SOLE                978706        40005
Adobe Systems, Inc             COM        00724F101      281    7000 SH        SOLE                  7000
Aeropostale Inc                COM        007865108     2445   58666 SH        SOLE                 58666
Aflac, Inc.                    COM        001055102    75299 1464961 SH        SOLE               1407756        57205
Altera Corp.                   COM        021441100     5466  247000 SH        SOLE                247000
American Eagle Outfitters      COM        02553E106     7267  283200 SH        SOLE                283200
Amgen, Inc.                    COM        031162100    12012  217250 SH        SOLE                217250
Apache Corp                    COM        037411105     9814  120280 SH        SOLE                120280
Applied Materials, Inc.        COM        038222105     6362  320200 SH        SOLE                320200
Autoliv, Inc.                  COM        052800109    23970  421488 SH        SOLE                404933        16555
Bed Bath Beyond Inc            COM        075896100    10387  288600 SH        SOLE                288600
Berkshire Hathaway, Inc. Cl B  COM        084670207   111553   30944 SH        SOLE                 29578         1366
Best Buy Company               COM        086516101    83068 1779896 SH        SOLE               1721771        58125
Biogen Idec                    COM        09062X103    13338  249300 SH        SOLE                249300
Boeing                         COM        097023105      649    6750 SH        SOLE                               6750
Boston Scientific              COM        101137107     3033  197700 SH        SOLE                197700
Brookfield Asset Management    COM        112585104    29416  737243 SH        SOLE                707948        29295
Brown & Brown Inc.             COM        115236101    27919 1110542 SH        SOLE               1069222        41320
Cabela's Inc Cl A              COM        126804301    26325 1189549 SH        SOLE               1145481        44068
Capital One Finl Corp          COM        14040H105    99992 1274761 SH        SOLE               1227886        46875
Carmax, Inc.                   COM        143130102    14135  554319 SH        SOLE                532834        21485
Charles River Laboratories     COM        159864107   123119 2385095 SH        SOLE               2304965        80130
Cisco Systems, Inc.            COM        17275R102   132046 4741316 SH        SOLE               4571168       170148
Citigroup, Inc.                COM        172967101   127416 2484231 SH        SOLE               2397240        86991
Clorox Co.                     COM        189054109    38748  623966 SH        SOLE                600556        23410
Coca Cola Co                   COM        191216100    93995 1796878 SH        SOLE               1725023        71855
Comcast, Corp. - Cl A          COM        20030N101      636   22623 SH        SOLE                 21868          755
Comcast, Corp. Special Cl A    COM        20030N200    70092 2506873 SH        SOLE               2406418       100455
Community Health Systems       COM        203668108     4045  100000 SH        SOLE                100000
Countrywide Financial Corp.    COM        222372104    10254  282100 SH        SOLE                282100
Coventry Health Care, Inc.     COM        222862104    25231  437657 SH        SOLE                421252        16405
Dell Computer Corp             COM        24702R101     4771  167100 SH        SOLE                167100
Discovery Holding Co-A         COM        25468Y107    24940 1084832 SH        SOLE               1045605        39227
Dover Corp.                    COM        260003108   128636 2514874 SH        SOLE               2429974        84900
EBAY Inc.                      COM        278642103    11221  348700 SH        SOLE                348700
FLIR Systems, Inc.             COM        302445101    24649  532962 SH        SOLE                513392        19570
Fiserv, Inc                    COM        337738108    84117 1480933 SH        SOLE               1431381        49552
Flextronics Intl LTD           COM        Y2573F102     7677  710800 SH        SOLE                710800
Genentech Inc.                 COM        368710406     4804   63500 SH        SOLE                 63500
General Electric               COM        369604103   131449 3433889 SH        SOLE               3298194       135695
Genzyme                        COM        372917104     8804  136705 SH        SOLE                136705
Google Inc                     COM        38259p508     7318   14000 SH        SOLE                 14000
Health Mgmt Assoc. Inc.-A      COM        421933102     4175  367500 SH        SOLE                367500
Home Depot                     COM        437076102     9313  236665 SH        SOLE                236665
Idex Corp.                     COM        45167R104     4348  112829 SH        SOLE                109831         2998
Int'l Game Technology          COM        459902102    24924  627819 SH        SOLE                605039        22780
Intel Corp                     COM        458140100     6824  287450 SH        SOLE                287450
Intuit, Inc.                   COM        461202103    10988  365300 SH        SOLE                365300
Iron Mountain Incorporated     COM        462846106    29950 1146206 SH        SOLE               1103986        42220
Johnson & Johnson              COM        478160104   119940 1946445 SH        SOLE               1869752        76693
Laboratory Crp of Amer Hldgs   COM        50540R409    29752  380163 SH        SOLE                366848        13315
Liberty Global Inc.-Series C   COM        530555309    16493  419657 SH        SOLE                402075        17582
Liberty Media Interactive A    COM        53071M104    59979 2686024 SH        SOLE               2579542       106482
Linear Tech Corp.              COM        535678106    80076 2213264 SH        SOLE               2146809        66455
Lowe's Companies               COM        548661107    10207  332600 SH        SOLE                332600
MGIC Investment                COM        552848103    84326 1483044 SH        SOLE               1431454        51590
Markel Corp.                   COM        570535104    37331   77040 SH        SOLE                 74029         3011
Marsh & McLennan               COM        571748102    78522 2542821 SH        SOLE               2441756       101065
Maxim Integrated Prods         COM        57772K101     2138   64000 SH        SOLE                 64000
McDonalds                      COM        580135101    65936 1298983 SH        SOLE               1247908        51075
Medtronic Inc.                 COM        585055106     1815   35000 SH        SOLE                 35000
Merrill Lynch                  COM        590188108    12136  145200 SH        SOLE                145200
Microsoft Corp                 COM        594918104   122088 4142778 SH        SOLE               3978790       163988
Mohawk Industries, Inc.        COM        608190104    29367  291371 SH        SOLE                280786        10585
Morgan Stanley                 COM        617446448    99722 1188867 SH        SOLE               1145767        43100
Novartis Ag ADR                COM        66987v109   130808 2332946 SH        SOLE               2240301        92645
O-Reilly Automotive Inc.       COM        686091109    32417  886924 SH        SOLE                853054        33870
Odyssey Re Holdings Corp       COM        67612W108    14980  349261 SH        SOLE                336283        12978
Patterson Cos Inc.             COM        703395103    29535  792471 SH        SOLE                764081        28390
Pfizer, Inc.                   COM        717081103     8387  328000 SH        SOLE                328000
Proctor & Gamble               COM        742718109      269    4400 SH        SOLE                  4400
QLogic Corp                    COM        747277101     6760  406000 SH        SOLE                406000
Qualcomm, Inc.                 COM        747525103     6031  139000 SH        SOLE                139000
SEI Investments Co.            COM        784117103    27114  933693 SH        SOLE                901643        32050
Scripps Co. (E.W.) - Cl A      COM        811054204    18133  396863 SH        SOLE                382878        13985
Seagate Tech Inc-Escrow Shs    COM        33045Z           0   14400 SH        SOLE                 14400
Symantec Corp                  COM        871503108     8969  444000 SH        SOLE                444000
Synovus Financial Corp         COM        87161C105    31012 1010164 SH        SOLE                972239        37925
Sysco Corp                     COM        871829107    56886 1724328 SH        SOLE               1656719        67609
Target Corporation             COM        87612E106    95406 1500098 SH        SOLE               1447229        52869
Techne Corp                    COM        878377100    18651  326010 SH        SOLE                313350        12660
Tiffany & Co.                  COM        886547108    24676  465050 SH        SOLE                448285        16765
Transaction Systems Architects COM        893416107     8146  242000 SH        SOLE                242000
Transocean Inc.                COM        G90078109     2744   25890 SH        SOLE                 25890
Unit Corp                      COM        909218109    34283  544949 SH        SOLE                530013        14936
United Healthcare Corp.        COM        91324P102   124378 2432115 SH        SOLE               2347000        85115
United Parcel Service - Cl B   COM        911312106    85414 1170049 SH        SOLE               1125624        44425
Varian Medical Systems         COM        92220P105     8625  202900 SH        SOLE                202900
Wal-Mart Stores                COM        931142103    83530 1736222 SH        SOLE               1666777        69445
Walgreen Co                    COM        931422109    71224 1635832 SH        SOLE               1571507        64325
Washington Group International COM        938862208    31475  393388 SH        SOLE                379418        13970
Waste Management, Inc.         COM        94106L109    29068  744389 SH        SOLE                718824        25565
Waters Corp.                   COM        941848103    28257  476021 SH        SOLE                457711        18310
Wells Fargo & Co               COM        949746101    85773 2438807 SH        SOLE               2341937        96870
White Mountains Ins Grp        COM        G9618E107    32992   54440 SH        SOLE                 52311         2129
Xilinx, Inc.                   COM        983919101     1266   47300 SH        SOLE                 47300
Zebra Technologies Corp-Cl A   COM        989207105    35925  927342 SH        SOLE                898407        28935